Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000826686
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 08, 2018
Prospectus Date	rr_ProspectusDate	Dec. 19, 2017